Condensed Statements of Changes in Stockholders’ Equity (Deficit) (Unaudited) - USD ($)		Class A Common Stock	Class B Common Stock	Common Stock FaZe Clan Inc.	Additional Paid-in Capital FaZe Clan Inc.	Additional Paid-in Capital	Accumulated Deficit FaZe Clan Inc.	Accumulated Deficit	FaZe Clan Inc.	Total
Balance at Dec. 31, 2018					$ 548,000		$ (13,628,000)		$ (13,080,000)
Balance (in Shares) at Dec. 31, 2018				6,117,500
Stock-based Compensation – Options					52,000				52,000
Issuance of Common Stock Warrants					387,000				387,000
Issuance of Preferred Series A warrants					1,363,000				1,363,000
Issuance of Common Stock					572,000				572,000
Issuance of Common Stock (in Shares)				1,079,555
Net income (loss)							(33,137,000)		(33,137,000)
Balance at Dec. 31, 2019					2,922,000		(46,765,000)		(43,843,000)
Balance (in Shares) at Dec. 31, 2019				7,197,055
Issuance of Common Stock Warrants					20,000				20,000
Issuance of restricted stock awards
Net income (loss)							(18,583,000)		(18,583,000)
Balance at Sep. 30, 2020			$ 431			$ 24,569		$ (997)		$ 24,003
Balance (in Shares) at Sep. 30, 2020			4,312,500
Balance at Sep. 30, 2020			$ 431		2,942,000	24,569	(65,348,000)	(472)	(62,406,000)	25,000
Balance (in Shares) at Sep. 30, 2020			4,312,500	7,197,055
Balance at Dec. 31, 2019					2,922,000		(46,765,000)		(43,843,000)
Balance (in Shares) at Dec. 31, 2019				7,197,055
Issuance of Common Stock Warrants					20,000				20,000
Issuance of Preferred Series A warrants
Issuance of Common Stock					144,000				$ 144,000
Issuance of Common Stock (in Shares)				200,000
Exercise of Stock Option (in Shares)
Net income (loss)							(28,777,000)		$ (28,777,000)
Balance at Dec. 31, 2020			$ 431		3,086,000	24,569	(75,542,000)	(1,448)	(72,456,000)	23,552
Balance (in Shares) at Dec. 31, 2020			4,312,500	7,397,055
Balance at Jun. 18, 2020	[1]		$ 431			24,569				25,000
Balance (in Shares) at Jun. 18, 2020	[1]		4,312,500
Balance at Jun. 18, 2020			$ 431			24,569				25,000
Balance (in Shares) at Jun. 18, 2020			4,312,500
Net income (loss)								(997)		(997)
Balance at Sep. 30, 2020			$ 431			24,569		(997)		24,003
Balance (in Shares) at Sep. 30, 2020			4,312,500
Balance at Sep. 30, 2020			$ 431		2,942,000	24,569	(65,348,000)	(472)	(62,406,000)	25,000
Balance (in Shares) at Sep. 30, 2020			4,312,500	7,197,055
Balance at Jun. 18, 2020	[1]		$ 431			24,569				25,000
Balance (in Shares) at Jun. 18, 2020	[1]		4,312,500
Balance at Jun. 18, 2020			$ 431			24,569				25,000
Balance (in Shares) at Jun. 18, 2020			4,312,500
Net income (loss)								(1,448)		(1,448)
Balance at Dec. 31, 2020			$ 431		3,086,000	24,569	(75,542,000)	(1,448)	(72,456,000)	23,552
Balance (in Shares) at Dec. 31, 2020			4,312,500	7,397,055
Balance at Jun. 30, 2020			$ 431			24,569				25,000
Balance (in Shares) at Jun. 30, 2020			4,312,500
Net income (loss)								(472)
Balance at Sep. 30, 2020			$ 431			24,569		(997)		24,003
Balance (in Shares) at Sep. 30, 2020			4,312,500
Balance at Sep. 30, 2020			$ 431		2,942,000	24,569	(65,348,000)	(472)	(62,406,000)	25,000
Balance (in Shares) at Sep. 30, 2020			4,312,500	7,197,055
Balance at Dec. 31, 2020			$ 431		3,086,000	24,569	(75,542,000)	(1,448)	(72,456,000)	23,552
Balance (in Shares) at Dec. 31, 2020			4,312,500	7,397,055
Sale of 520,000,000 Private Placement Units on February 23, 2020		$ 52				5,040,482				5,040,534
Sale of 520,000,000 Private Placement Units on February 23, 2020 (in Shares)		520,000
Subsequent measurement of Class A Common Stock Subject to Redemption under ASC 480-10-S99 against additional paid-in capital						(5,065,051)				(5,065,051)
Subsequent measurement of Class A Common Stock Subject to Redemption under ASC 480-10-S99 against accumulated deficit								(3,872,302)		(3,872,302)
Issuance of Common Stock Options and Stock Option Reprice					653,000				653,000
Issuance of restricted stock awards					2,000				2,000
Issuance of Common Stock					720,000				720,000
Issuance of Common Stock (in Shares)				1,000,000
Exercise of Stock Option					33,000				$ 33,000
Exercise of Stock Option (in Shares)				38,541					38,541
Net income (loss)							(23,291,000)	(1,108,776)	$ (23,291,000)	(1,108,776)
Balance at Sep. 30, 2021		$ 52	$ 431		4,494,000		(98,833,000)	(4,982,526)	(94,339,000)	(4,982,043)
Balance (in Shares) at Sep. 30, 2021		520,000	4,312,500	8,435,596
Balance at Jun. 30, 2021		$ 52	$ 431					(6,283,816)		(6,283,333)
Balance (in Shares) at Jun. 30, 2021		520,000	4,312,500
Net income (loss)								1,301,290		1,301,290
Balance at Sep. 30, 2021		$ 52	$ 431		$ 4,494,000		$ (98,833,000)	$ (4,982,526)	$ (94,339,000)	$ (4,982,043)
Balance (in Shares) at Sep. 30, 2021		520,000	4,312,500	8,435,596

[1]	Includes an aggregate of 562,500 shares that are subject to forfeiture to the extent that the underwriters’ over-allotment is not exercised in full (Note 4).